Leases - Future lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finance Leases
2025	$ 1
Total payments	1
Total liabilities	1	$ 2
Operating Leases
2025	50
2026	36
2027	11
2028	8
2029	4
Thereafter	13
Total payments	122
Less: imputed interest	14
Total liabilities	108	$ 101
Tower Obligations
2025	7
2026	7
2027	8
2028	8
2029	8
Thereafter	76
Total payments	114
Less: imputed interest	39
Total liabilities	$ 75